SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Cash equivalents		$ 0	$ 0
Inventory, Net	$ 6,876
Revision of Prior Period, Adjustment [Member]
Inventory, Net		$ 6,880